Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

24. Shareholders’ Equity

Shareholders’ equity

The Company is authorized to issue an unlimited number of common, special and preferred shares, issuable in series.

Common Shares

Effective August 28, 2015, the Company received approval for a normal course issuer bid to purchase up to 10,000 of the Company’s common shares for a one year period expiring on August 27, 2016. Daily purchases are limited to a maximum of 59.725 shares on the Toronto Stock Exchange. Once a week, the Company is permitted to purchase a block of common shares which can exceed the daily purchase limit, as long as the block is not owned by an insider. All shares purchased are expected to be cancelled.

For the year ended December 31, 2015, 3,208 common shares (2014 - 2,681) were purchased and cancelled at a total cost of $93,310 (2014 - $80,770). As of February 23, 2016, no additional common shares were purchased and settled.

For the year ended December 31, 2015, 5 stock options (2014 – 12) were exercised for total consideration, net of related costs, of ($51) (2014 - $123).

At December 31, 2015, 447 (2014 – 457) common shares were held in a rabbi trust for U.S. LTIP participants.

Special Shares

The Company is authorized to issue an unlimited number of special shares. Special shareholders are entitled to one vote in matters of the Company for each special share held. The special shares carry no right to receive dividends or to receive the remaining property or assets of the Company upon dissolution or wind-up. At December 31, 2015 and 2014, no special shares are issued.

Preferred Shares

The Company is authorized to issue an unlimited number of preferred shares, issuable in series. At December 31, 2015 and 2014, no preferred shares are issued. Each series of preferred shares issued shall have rights, privileges, restrictions and conditions as determined by the Board of Directors prior to their issuance. Preferred shareholders are not entitled to vote, but take preference over the common shareholders rights in the remaining property and assets of the Company in the event of dissolution or wind-up.

Details of common and restricted shares for the year ended December 31, 2015 are as follows:

		December 31
	2015	2014

Common shares
Common shares issued and outstanding, beginning of the year	112,107	114,853
Common shares issued on exercise of share based options, during the year	5	12
Repurchase of common shares, during the year	(3,208)	(2,681)
Restricted shares purchased, during the year	(155)	(168)
Restricted shares forfeited, during the year	-	13
Restricted shares vested, during the year	58	78
Common shares issued and outstanding, end of year	108,807	112,107

Restricted shares
Restricted shares issued and outstanding, beginning of year	399	322
Restricted shares purchased, during the year	155	168
Restricted shares forfeited, during the year	-	(13)
Restricted shares vested, during the year	(58)	(78)
Restricted shares issued and outstanding, end of year	496	399

Accumulated other comprehensive loss

Accumulated other comprehensive loss, is comprised of accumulated foreign currency translation adjustments, including accumulated exchange gains or losses on intangibles, goodwill and capital and landfill assets, partially offset by accumulated exchange losses or gains on long-term debt, landfill closure and post-closure costs, and deferred income tax liabilities. Accumulated other comprehensive loss also includes gains or losses recognized on the effective portion of derivatives designated as cash flow hedges, net of income tax and settlements.

	Foreign currency translation adjustment	Derivatives designated as cash flow hedges, net of income tax	Accumulated other comprehen-sive loss
December 31, 2015
Balance, beginning of year	$(123,246)	$-	$(123,246)
Other comprehensive loss, during the year	(73,426)	-	(73,426)
Balance, end of year	$(196,672)	$-	$(196,672)

December 31, 2014
Balance, beginning of year	$(81,473)	$(418)	$(81,891)
Other comprehensive loss before reclassifications, during the year	(41,773)	-	(41,773)
Amounts reclassified from accumulated other comprehensive loss, during the year	-	418	418
Balance, end of year	$(123,246)	$-	$(123,246)

Net income per share

The following table presents net income and reconciles the weighted average number of shares outstanding at December 31, 2015 and 2014 for the purpose of computing basic and diluted net income per share.

	December 31
	2015	2014

Net income	$123,876	$126,516

Weighted average number of shares, basic	110,480	114,822
Dilutive effect of share based options	-	-
Weighted average number of shares, diluted	110,480	114,822

Net income per weighted average share, basic and diluted	$1.12	$1.10
Issued and outstanding share based options	1,682	1,111

Share based options are anti-dilutive to the calculation of net income per share and have therefore been excluded from the calculation.